Finance Receivables - Summary of Contractual Maturities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Retail [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	¥ 15,048,433	¥ 12,802,072	¥ 12,773,344
Retail [Member] | Within 1 year [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	4,196,724	4,034,784	4,094,135
Retail [Member] | Between 1 and 2 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	3,482,932	3,034,098	3,035,992
Retail [Member] | Between 2 and 3 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	2,906,322	2,476,974	2,434,026
Retail [Member] | Between 3 and 4 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	2,235,116	1,749,642	1,728,217
Retail [Member] | Between 4 and 5 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	1,404,273	964,211	942,876
Retail [Member] | Later than 5 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	823,066	542,362	538,098
Finance leases [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	1,511,577	1,222,370	1,158,242
Finance leases [Member] | Within 1 year [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	540,759	446,914	418,450
Finance leases [Member] | Between 1 and 2 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	415,673	335,863	325,744
Finance leases [Member] | Between 2 and 3 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	303,166	247,389	251,888
Finance leases [Member] | Between 3 and 4 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	171,142	134,488	113,040
Finance leases [Member] | Between 4 and 5 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	69,241	48,914	42,582
Finance leases [Member] | Later than 5 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	11,597	8,802	6,538
Wholesale and other dealer loans [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	3,185,484	3,479,613	3,489,756
Wholesale and other dealer loans [Member] | Within 1 year [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	1,995,544	2,453,952	2,495,356
Wholesale and other dealer loans [Member] | Between 1 and 2 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	348,787	315,532	235,985
Wholesale and other dealer loans [Member] | Between 2 and 3 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	231,969	201,940	237,026
Wholesale and other dealer loans [Member] | Between 3 and 4 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	137,331	160,774	140,418
Wholesale and other dealer loans [Member] | Between 4 and 5 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	145,817	109,507	143,747
Wholesale and other dealer loans [Member] | Later than 5 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	¥ 326,037	¥ 237,907	¥ 237,225